LIQUIDITY (Details)				12 Months Ended
	Jun. 14, 2021 USD ($) shares	Jun. 26, 2020 USD ($) shares	May 21, 2020 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2022 CNY (¥)
Future minimum purchase commitment under the non-cancellable purchase contracts				$ 4,100,000	¥ 27,700,000
Working capital				58,600,000				¥ 392,700,000
Number of warrants to purchase ordinary shares			911,112				1,680,000
Gross proceeds | $		$ 2,100,000	$ 2,100,000
Short-term borrowings due to related parties				1,345,107		¥ 12,676,042		9,009,156
Short-term bank loan				1,493,045		15,000,000		10,000,000.0
Cash out flow from the operating activities				(3,918,828)	¥ (26,247,237)	(34,050,468)	¥ (5,230,676)
Cash				47,300,000		¥ 343,998,570		317,000,000.0
Registered direct offering
Gross proceeds | $	$ 55,000,000.0
Related Party
Short-term borrowings due to related parties				1,300,000				9,000,000.0
Long-term borrowings from related parties				$ 1,000,000.0				¥ 6,500,000
Class A ordinary shares
Number of warrants to purchase ordinary shares	6,014,102	1,680,000	911,112			8,814,102
Issuance of ordinary shares, net of issuance costs (in shares)	6,014,102
Class A ordinary shares | Concurrent private placement
Issuance of ordinary shares, net of issuance costs (in shares)	8,814,102
Pre-funded warrants
Number of warrants to purchase ordinary shares	8,814,102
Issuance of ordinary shares, net of issuance costs (in shares)	2,800,000
Gross proceeds | $	$ 55,000,000.0